Statement of Stockholders Equity (USD $)	Common Stock [Member]	Common Stock [Member] Online Disruptive Technologies Inc. [Member]	Common Stock [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Online Disruptive Technologies Inc. [Member]	Additional Paid-In Capital [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	Share Subscription Received [Member]	(Deficit) Accumulated During the Development Stage [Member]	(Deficit) Accumulated During the Development Stage [Member] Online Disruptive Technologies Inc. [Member]	(Deficit) Accumulated During the Development Stage [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	Total	Online Disruptive Technologies Inc. [Member]	Relationshipscoreboard.com Entertainment Inc. [Member]
Beginning Balance at Nov. 15, 2009
Shares issued for cash at $0.0001 per share on November 16, 2009 (Shares)	1,000	100	100
Shares issued for cash at $0.000025 per share on December 5, 2009	$ 400	$ 200	$ 160		$ 1,800	$ 240					$ 400	$ 2,000	$ 400
Shares issued for cash at $0.000025 per share on December 5, 2009 (Shares)	15,999,000	200,000	1,599,900
Net loss for the year								(1,179)	(3,163)	(1,179)	(1,179)	(3,163)	(1,179)
Ending Balance at Dec. 31, 2009	400	200	160		1,800	240		(1,179)	(3,163)	(1,179)	(779)	(1,163)	(779)
Ending Balance (Shares) at Dec. 31, 2009	16,000,000	200,100	1,600,000
Recapitalization - ODT	2,000			6,999							8,999
Recapitalization - ODT (Shares)	2,000,100
Imputed interest from shareholders				3,009							3,009
Net loss for the year								(66,056)			(66,056)
Ending Balance at Dec. 31, 2010	2,400			10,008				(67,235)			(54,827)
Ending Balance (Shares) at Dec. 31, 2010	18,000,100
Shares issued for cash at $0.01 per share on February 24, 2011	60,000										60,000
Shares issued for cash at $0.01 per share on February 24, 2011 (Shares)	6,000,000
Imputed interest from shareholders				6,199							6,199
Restructured term loan a related party				15,833							15,833
Net loss for the year								(100,394)			(100,394)
Ending Balance at Dec. 31, 2011	62,400			32,040				(167,629)			(73,189)
Ending Balance (Shares) at Dec. 31, 2011	24,000,100
Share subscription received							50,000				50,000
Net loss for the year								(35,376)			(35,376)
Ending Balance at Mar. 31, 2012	$ 62,400			$ 32,040			$ 50,000	$ (203,005)			$ (58,565)
Ending Balance (Shares) at Mar. 31, 2012	24,000,100